EARNING PER SHARE (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Numerator
(Loss) profit for the year (basic EPS)		$ (6,870,163)	$ 3,359,175	$ (18,369,045)
(Loss) profit for the year (diluted EPS)		$ (6,870,163)	$ 3,359,175	$ (18,369,045)
Denominator
Weighted average number of shares (basic EPS)	[1]	39,218,632	36,120,447	30,478,390
Weighted average number of shares - (diluted EPS)		39,218,632	36,416,988	30,478,390
Basic (loss) gain attributable to ordinary equity holders of the parent		$ (0.1752)	$ 0.0930	$ (0.6027)
Diluted (loss) gain attributable to ordinary equity holders of the parent		$ (0.1752)	$ 0.0922	$ (0.6027)

[1]	For the years ended June 30, 2021 and 2019 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.